Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in deferred charges, net
Balance at the beginning of the period	$ 4,751
Balance at the end of the period	8,199	$ 4,751
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	4,751	6,255	$ 4,041
Additions	8,976	2,341	6,887
Written-off amounts			(286)
Amortization	(5,528)	(3,845)	(4,387)
Balance at the end of the period	$ 8,199	$ 4,751	$ 6,255
Period of amortization for deferred costs	2 years 6 months